Related party transactions - Transactions with Land Development and Other Affiliates (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from financing activities:
Repayment of cash transfer			$ 7,300,000
Total financing cash flows			(37,816,087)	$ (28,497,772)	$ (18,579,633)
Acquisition of developed lots from related parties in settlement of due from Other Affiliates		$ (4,624,810)	13,504,316	33,170,761	19,541,090
Settlement of co-obligor debt to other affiliates	$ 8,340,545		(21,160)
Release of guarantor from GSH to shareholder	2,841,034
Earnest Money Receivable From Other Affiliates	2,521,626
Contribution of fixed assets				344,511
Total non-cash activity	(320,147,937)	(5,774,642)	16,525,253	39,983,799	21,952,201
Shareholders And Other Affiliates
Cash flows from financing activities:
Land development expense	(384,349)	(8,003,202)	(44,113,503)	(30,308,528)	(23,087,743)
Model home sales				6,039,243	3,266,711
Other activities	(647,734)	(478,258)	8,997,416	(4,228,487)	1,241,399
Cash transfer, net of repayment			(2,700,000)
Cash transfer		(10,000,000)
Total financing cash flows	(1,032,083)	(18,481,460)	(37,816,087)	(28,497,772)	(18,579,633)
Acquisition of developed lots from related parties in settlement of due from Other Affiliates		4,624,810	13,504,316	33,170,761	19,541,090
Settlement of co-obligor debt to other affiliates	8,340,545
Release of guarantor from GSH to shareholder	2,841,034
Earnest Money Receivable From Other Affiliates	(2,521,626)
Credit for earnest money deposits				(1,517,030)	(3,690,084)
Contribution of fixed assets				344,511
Total non-cash activity	13,703,205	4,624,810	13,504,316	31,998,242	15,851,006
Other Affiliates
Cash flows from financing activities:
Land development expense		(360,831)	(665,777)	(76,762)	(96,903)
Model home sales				6,039,243	3,266,711
Other activities	(422,342)	(70,476)	197,818	(3,537,447)	791,117
Cash transfer, net of repayment			(2,700,000)
Cash transfer		(10,000,000)
Total financing cash flows	(422,342)	(10,431,307)	(3,167,959)	2,425,034	3,960,925
Acquisition of developed lots from related parties in settlement of due from Other Affiliates				(219,999)	656,500
Credit for earnest money deposits				(1,517,030)	(3,690,084)
Contribution of fixed assets				344,511
Total non-cash activity				(1,392,518)	(3,033,584)
Land Development Affiliates
Cash flows from financing activities:
Land development expense	(384,349)	(7,642,371)	(43,447,726)	(30,231,766)	(22,990,840)
Other activities	(225,392)	(407,782)	8,799,598	(691,040)	450,282
Total financing cash flows	(609,741)	(8,050,153)	(34,648,128)	(30,922,806)	(22,540,558)
Acquisition of developed lots from related parties in settlement of due from Other Affiliates		4,624,810	13,504,316	33,390,760	18,884,590
Settlement of co-obligor debt to other affiliates	8,340,545
Release of guarantor from GSH to shareholder	2,841,034
Earnest Money Receivable From Other Affiliates	(2,521,626)
Total non-cash activity	$ 13,703,205	$ 4,624,810	$ 13,504,316	$ 33,390,760	$ 18,884,590